INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes [Abstract]
Disclosure of income taxes
Income tax expense is as follows:

	For the years ended December 31,
	2018	2017	2016
	(€ thousand)
Current tax expense	95,076	201,274	189,492
Deferred tax expense/(income)	66,325	8,718	(18,290)
Taxes relating to prior periods	(145,084)	(1,232)	(3,567)
Total income tax expense	16,317	208,760	167,635

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017, is as follows:

	At December 31,
	2018	2017
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	27,297	63,286
To be recovered within 12 months	33,447	30,805
	60,744	94,091
Deferred tax liabilities:
To be realized after 12 months	(14,497)	(9,885)
To be realized within 12 months	(24,645)	(1,092)
	(39,142)	(10,977)
Net deferred tax assets	21,602	83,114

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017, is as follows:

	At December 31,
	2018	2017
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	27,297	63,286
To be recovered within 12 months	33,447	30,805
	60,744	94,091
Deferred tax liabilities:
To be realized after 12 months	(14,497)	(9,885)
To be realized within 12 months	(24,645)	(1,092)
	(39,142)	(10,977)
Net deferred tax assets	21,602	83,114

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876		(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(10,652)	(5,180)	—	—	(15,832)
Withholding tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	—	244	—	193	437
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602

	At December 31, 2016	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2017
	(€ thousand)
Deferred tax assets arising on:
Provisions	111,321	(6,959)	—	(2,119)	102,243
Deferred income	43,549	2,649	—	—	46,198
Employee benefits	2,370	(11)	203	—	2,562
Cash flow hedge reserve	7,325	—	(9,757)	—	(2,432)
Foreign currency exchange rate differences	3,028	(2,288)	—	—	740
Inventory obsolescence	24,569	13,515	—	(469)	37,615
Allowances for doubtful accounts	4,107	(94)	—	(14)	3,999
Depreciation	19,853	(3,283)	—	—	16,570
Other	13,833	2,007	—	(3,457)	12,383
Total deferred tax assets	229,955	5,536	(9,554)	(6,059)	219,878
Deferred tax liabilities arising on:
Depreciation	(17,592)	7,408	—	1,254	(8,930)
Capitalization of development costs	(90,480)	(24,295)	—	—	(114,775)
Employee benefits	(1,745)	(123)	—	—	(1,868)
Exchange rate differences	(3,547)	2,900	—	—	(647)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(11,004)	352	—	—	(10,652)
Withholding tax on undistributed earnings	(1,150)	1,150	—	—	—
Total deferred tax liabilities	(125,519)	(12,608)	—	1,254	(136,873)
Deferred tax assets arising on tax loss carry-forward	1,810	(1,646)	—	(55)	109
Total net deferred tax assets	106,246	(8,718)	(9,554)	(4,860)	83,114

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2017	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2018
	(€ thousand)
Deferred tax assets arising on:
Provisions	102,243	5,249	—	655	108,147
Deferred income	46,198	3,131	—	2,249	51,578
Employee benefits	2,562	—	(88)	—	2,474
Cash flow hedge reserve	(2,432)	—	3,608	—	1,176
Foreign currency exchange rate differences	740	119	—	—	859
Inventory obsolescence	37,615	521	—	139	38,275
Allowances for doubtful accounts	3,999	303	—	(1)	4,301
Depreciation	16,570	399	—	272	17,241
Other	12,383	1,876		(3,112)	11,147
Total deferred tax assets	219,878	11,598	3,520	202	235,198
Deferred tax liabilities arising on:
Depreciation	(8,930)	(24)	—	(349)	(9,303)
Capitalization of development costs	(114,775)	(56,932)	—	—	(171,707)
Employee benefits	(1,868)	(161)	—	1,359	(670)
Exchange rate differences	(647)	501	—	(3)	(149)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(10,652)	(5,180)	—	—	(15,832)
Withholding tax on undistributed earnings	—	(16,371)	—	—	(16,371)
Other	—	244	—	193	437
Total deferred tax liabilities	(136,873)	(77,923)	—	1,200	(213,596)
Deferred tax assets arising on tax loss carry-forward	109	—	—	(109)	—
Total net deferred tax assets	83,114	(66,325)	3,520	1,293	21,602

	At December 31, 2016	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2017
	(€ thousand)
Deferred tax assets arising on:
Provisions	111,321	(6,959)	—	(2,119)	102,243
Deferred income	43,549	2,649	—	—	46,198
Employee benefits	2,370	(11)	203	—	2,562
Cash flow hedge reserve	7,325	—	(9,757)	—	(2,432)
Foreign currency exchange rate differences	3,028	(2,288)	—	—	740
Inventory obsolescence	24,569	13,515	—	(469)	37,615
Allowances for doubtful accounts	4,107	(94)	—	(14)	3,999
Depreciation	19,853	(3,283)	—	—	16,570
Other	13,833	2,007	—	(3,457)	12,383
Total deferred tax assets	229,955	5,536	(9,554)	(6,059)	219,878
Deferred tax liabilities arising on:
Depreciation	(17,592)	7,408	—	1,254	(8,930)
Capitalization of development costs	(90,480)	(24,295)	—	—	(114,775)
Employee benefits	(1,745)	(123)	—	—	(1,868)
Exchange rate differences	(3,547)	2,900	—	—	(647)
Cash flow hedge reserve	(1)	—	—	—	(1)
Lease accounting	(11,004)	352	—	—	(10,652)
Withholding tax on undistributed earnings	(1,150)	1,150	—	—	—
Total deferred tax liabilities	(125,519)	(12,608)	—	1,254	(136,873)
Deferred tax assets arising on tax loss carry-forward	1,810	(1,646)	—	(55)	109
Total net deferred tax assets	106,246	(8,718)	(9,554)	(4,860)	83,114